Fair Value (Details) - Schedule of Reconciliation of Fair Values - Convertible Debt Securities [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Fair Value (Details) - Schedule of Reconciliation of Fair Values [Line Items]
Debt Instrument, Face Amount (in Dollars)	$ 6,733,271	$ 14,662,727
Debt Instrument, Convertible, Conversion Price (in Dollars per share)	$ 4.75	$ 4.75
Value of Common Stock (in Dollars per share)	$ 0.22	$ 0.69
Expected term (years)	1 year	1 year 9 months 18 days
Volatility	102.00%	77.00%
Market yield (range)	41.20%
Risk free rate	4.70%	4.40%
Fair value issue date	October 5, 2021	October 5, 2021
Maturity date	October 5, 2024	October 5, 2024
Minimum [Member]
Fair Value (Details) - Schedule of Reconciliation of Fair Values [Line Items]
Market yield (range)		44.30%
Maximum [Member]
Fair Value (Details) - Schedule of Reconciliation of Fair Values [Line Items]
Market yield (range)		43.90%